Financial liabilities (Tables)	9 Months Ended
Sep. 30, 2025
Financial Liabilities
Schedule of reconciliation of liabilities

The following table provides a reconciliation of movements of liabilities to cash flows arising from financing activities and balances at September 30, 2025:

	Bank Loan	Loan Payable	Project Financing	Government Loans	Lease Obligations	Total
					(Note 10)
Balance at December 31, 2024	$32	$269	$167	$273	$452	$1,193

Changes from financing activities:
Repayment of bank loan	(28)	-	-	-	-	(28)
Repayment of loan payable	-	(71)	-	-	-	(71)
Payment of lease obligations	-	-	-	-	(253)	(253)
Repayment of government loans	-	-	-	(99)	-	(99)

Total changes from financing activities	(28)	(71)	-	(99)	(253)	(451)

Foreign exchange	3	-	5	1	-	9

Other changes:
Financing costs	1	22	-	8	33	64
Interest paid	(1)	(22)	-	(4)	(33)	(60)
New leases (Note 6)	-	-	-	-	381	381
Adjustment (Note 6)	-	-	-	-	(165)	(165)

Balance at September 30, 2025	$7	$198	$172	$179	$415	$971

Schedule of loan payable
	September 30,	December 31,
	2025	2024

Loan payable	$198	$269
	198	269
Less current portion	(106)	(97)
Long-term portion of loan payable	$92	$172

Schedule of government loans
	September 30,	December 31,
	2025	2024

SBA loan	$142	$144
Western Development Canada loan	37	129
	179	273
Less current portion	(41)	(132)
Long-term portion of government loans	$138	$141